Schedule H, Line 4i - Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 06-1061602 001 [Member]
Notes to Financial Statements
EBP, Schedule of Assets [Text Block]

NOVO NORDISK INC. 401(k) SAVINGS PLAN

Plan #001

Employer ID #06-1061602

Schedule H, Line 4i

Schedule of Assets (Held at End of Year)

December 31, 2025

(a)	(b) Identity of Issue, Borrower, Lessor or Similar Party	(c) Description of Investment	(d) Cost	(e) Current Value
	Allspring Special Intl SM CP I	Mutual Fund	**	$27,766,800
	American Funds EUPAC R5E	Mutual Fund	**	77,102,085
	Columbia Dividend Income Funds	Mutual Fund	**	125,366,222
	Delaware Small Cap Value I	Mutual Fund	**	42,239,584
	Franklin US Govt Sec Adv	Mutual Fund	**	23,183,480
	Vanguard Midcap Index Inst	Mutual Fund	**	131,842,246
	Vanguard Sm Cap Instl Plus	Mutual Fund	**	95,287,845
	Vanguard Total Bd Mkt Idx Inst	Mutual Fund	**	139,272,845
	Vanguard Total Intl Stk Inst	Mutual Fund	**	155,694,796
*	Schwab S&P 500 Index Fund	Mutual Fund	**	500,750,773
*	Schwab Ret Gvmnt Money Fund	Money Market Fund	**	97,231,515
*	Schwab US Treasury Money Fund	Money Market Fund	**	514
	Allspring Core Bond CIT E2	Common collective trust fund	**	57,898,965
*	Schwab Index Ret 2010 IV	Common collective trust fund	**	6,572,079
*	Schwab Index Ret 2015 IV	Common collective trust fund	**	3,034,120
*	Schwab Index Ret 2020 IV	Common collective trust fund	**	9,707,812
*	Schwab Index Ret 2025 IV	Common collective trust fund	**	32,913,896
*	Schwab Index Ret 2030 IV	Common collective trust fund	**	111,119,976
*	Schwab Index Ret 2035 IV	Common collective trust fund	**	116,319,282
*	Schwab Index Ret 2040 IV	Common collective trust fund	**	212,033,638
*	Schwab Index Ret 2045 IV	Common collective trust fund	**	97,003,803
*	Schwab Index Ret 2050 IV	Common collective trust fund	**	144,733,293
*	Schwab Index Ret 2055 IV	Common collective trust fund	**	48,486,681
*	Schwab Index Ret 2060 IV	Common collective trust fund	**	30,201,566
*	Schwab Index Ret 2065 IV	Common collective trust fund	**	17,631,503
	Stephens Small Cap Growth CIT	Common collective trust fund	**	20,861,239
	TRP Blue Chip Growth Trust T4	Common collective trust fund	**	277,913,904
*	Novo Nordisk A/S	Common Stock	**	237,715,430
	Total Investments			2,839,885,892

*	Notes receivable from participants	Loan (4.25% - 9.50% and maturities through 2040)		30,066,228

				$2,869,952,120

	* Party-in-interest, as defined by ERISA
	** Cost information not required for participant-directed investments